Subsequent Events (10K) (Details Narrative) - USD ($)											1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 20, 2015	Mar. 26, 2015	Mar. 05, 2015	Feb. 20, 2015	Feb. 18, 2015	Jan. 28, 2015	Jan. 26, 2015	Jan. 23, 2015	Jan. 19, 2015	Feb. 06, 2014	Jun. 30, 2015	Apr. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Nov. 07, 2014	Dec. 31, 2013
Proceeds from issuance of note									$ 20,000
Units sold in private placement														$ 1,875,000
Proceeds from units sold in private placement	$ 2,312,500								433,000	$ 1,875,000
Common stock par value											$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of common stock shares outstanding											169,721,077		169,721,077	153,186,804		100,773,923
Common stock issued											169,721,077		169,721,077	153,186,804		100,773,923
Handerhan (COO) [Member]
Proceeds from issuance of note									$ 45,000
Subsequent Event [Member] | Conversion Agreement [Member]
Aggregate conversion amount					$ 103,694
Subsequent Event [Member] | Lease Agreements [Member]
Lease term description						The term of the Lease commenced on January 26, 2015 and ends on January 25, 2017.
Subsequent Event [Member] | Lease Agreements [Member] | First Year [Member]
Annual lease rental fee						$ 58,271
Subsequent Event [Member] | Lease Agreements [Member] | Second Year [Member]
Annual lease rental fee						$ 66,750
Subsequent Event [Member] | Subscription Agreements [Member]
Note interest rate									20.00%
Units sold in private placement									$ 4,330,000
Uints sold in private placement price per share									$ 0.10
Proceeds from units sold in private placement									$ 433,000
Common stock par value									$ 0.001
Number of consecutive trading days									15 days
Maximum wighted average trading volume per day									$ 50,000
Subsequent Event [Member] | Purchase Price [Member]
Value of digital currency mining servers purchased				$ 14,480				$ 218,500
Subsequent Event [Member] | Purchase Agreement [Member]
Common stock par value				$ 0.26
Value of digital currency mining servers purchased								$ 25,000
Number of common stock shares outstanding				55,693				250,000
Subsequent Event [Member] | Redemption Agreement [Member]
Value of digital currency mining servers purchased							$ 2,500
Number of common stock shares outstanding							250,000
Subsequent Event [Member] | Sichenzia Ross Friedman Ference LLP [Member]
Common stock par value					$ 0.26
Common stock issued					326,923
Legal and investor relation and fee					$ 85,000
Subsequent Event [Member] | Alliance Funds LLC [Member]
Common stock par value					$ 0.26
Common stock issued					71,900
Legal and investor relation and fee					$ 18,694
Subsequent Event [Member] | Chord Advisors, LLC [Member]
Common stock par value			$ 0.26
Common stock issued			153,846
Subsequent Event [Member] | Conversion Agreement [Member]
Units sold in private placement			$ 40,000
Common stock par value			$ 0.26
Advisory services fee baalnce amount											$ 30,000
Prepaid advisory services fee												$ 10,000
Subsequent Event [Member] | Coin Outlet Note [Member]
Debt principal amount									100,000
Subsequent Event [Member] | Coin Outlet [Member]
Proceeds from issuance of note									$ 1,000,000
Note interest rate									0.40%
Note maturity date									Jan. 31, 2016
Subsequent Event [Member] | Coin Outlet [Member] | Note Conversion Price [Member]
Note conversion price percentage									80.00%
Note conversion price exceeds the triger									$ 6,000,000
Subsequent Event [Member] | Handerhan (COO) [Member]
Proceeds from issuance of note									$ 20,000
Note interest rate									0.20%
Note maturity date									Dec. 31, 2015
Units sold in private placement									$ 50,000
Subsequent Event [Member] | Timothy Sidie, (CF&LD) [Member]
Proceeds from issuance of note									$ 45,000
Note interest rate									0.20%
Note maturity date									Dec. 31, 2015
Units sold in private placement									$ 50,000
Subsequent Event [Member] | Eric Grill [Member]
Number of shares acquired		166,756
Percentage of additional equity ownership acquired		0.20%
Number of shares issued under agreements		701,966
Subsequent Event [Member] | Eric Grill [Member] | Coin Outlet [Member]
Percentage of additional equity ownership acquired		4.20%
Percentage of maximum equity ownership		11.00%
Subsequent Event [Member] | Minimum [Member]
Warrant expiration date														Jan. 15, 2015
Subsequent Event [Member] | Maximum [Member]
Warrant expiration date														Dec. 31, 2015